Obligations Related to Capital Leases - Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
Capital lease obligations	$ 1,673,845	$ 1,160,457
Less current portion	(102,115)	(114,173)
Long-term obligations related to capital leases	$ 1,571,730	1,046,284
Teekay LNG | LNG Carriers
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units | vessel	8
Capital lease obligations	$ 1,274,569	961,711
Teekay LNG | Suezmax
Capital Leased Assets [Line Items]
Capital lease obligations	23,987	49,838
Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Capital lease obligations	191,267	148,908
Teekay Tankers | Aframax Tanker
Capital Leased Assets [Line Items]
Capital lease obligations	157,899	0
Teekay Tankers | LR2 Tanker
Capital Leased Assets [Line Items]
Capital lease obligations	$ 26,123	$ 0